FORT HILLS	12 Months Ended
Dec. 31, 2019
FORT HILLS
FORT HILLS

33. FORT HILLS

During the first quarter of 2018, Suncor acquired an additional 1.05% interest in the Fort Hills project for consideration of $145 million. The additional interest was an outcome of the commercial dispute settlement agreement reached among the Fort Hills partners in December 2017. Teck Resources Limited (Teck) also acquired an additional 0.42% in the project. Suncor's share in the project has increased to 54.11% and Teck's share has increased to 21.31% with Total E&P Canada Ltd.'s share decreasing to 24.58%.